Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Intangible assets, net

7. Intangible assets, net

	As of December 31,
	2017	2018
	RMB	RMB
Customer relationships	61,973	61,973
Less: accumulated amortization	(1,549)	(7,746)
Customer relationships, net	60,424	54,227

Amortization expenses for customer relationships acquired through business combination of COE Business were nil,  RMB1,549 and RMB6,197 for the years ended December 31, 2016, 2017 and 2018, respectively.

The estimated amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Years ending
December 31,
RMB
2019	6,197
2020	6,197
2021	6,197
2022	6,197
2023	6,197
2024 and after	23,242
Total	54,227